Note 14 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Cash [Member]
Asset allocation	17.00%	14.00%
Debt Securities [Member]
Asset allocation	29.00%	28.00%
Equity Securities [Member]
Asset allocation	45.00%	51.00%